Derivative financial instruments (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Futures contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value	R$ (626,619)	R$ (5,610)
Market Value	77,325,400	79,915,645
Accounting value	76,698,781	79,910,035
Futures contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value	(566,771)	(177,822)
Accounting value	75,691,789	77,296,634
Market Value	76,258,560	77,474,456
Hedge Of Securities [Member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value	(250,800)	(40,187)
Market Value	7,115,000	35,717,857
Accounting value	6,864,200	35,677,670
Hedge Of Securities [Member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value	(244,504)	56,491
Accounting value	5,803,656	27,613,484
Market Value	6,048,160	27,556,993
Funding Hedge [Member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value	(375,819)	107,854
Market Value	70,210,400	42,558,322
Accounting value	69,834,581	42,666,176
Funding Hedge [Member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value	(322,267)	(242,324)
Accounting value	69,888,133	48,944,817
Market Value	R$ 70,210,400	49,187,141
Credit Operations Hedge [Member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value		(73,277)
Market Value		1,639,466
Accounting value		1,566,189
Credit Operations Hedge [Member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value		8,011
Accounting value		738,333
Market Value		R$ 730,322